Inventories - Summary Of Inventories (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories [abstract]
Finished goods	€ 9,395	€ 5,935
Less: Provision for decline in value of inventories
Total	€ 9,395	€ 5,935